Discontinued Operations (Summary of Disposal Groups Including Discontinued Operations Income Statement And Additional Disclosures) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Revenues:
Disposal Group, Including Discontinued Operation, Revenue	¥ 28,465	¥ 36,899
Expenses:
Interest expense	8,126	8,782
Services expense	2,538	3,529
Other (income) and expense	(24)	10
Selling, general and administrative expenses	9,742	11,916
Provision for credit losses	105	207
Write-downs of long-lived assets	6,827	0
Total Expenses	27,314	24,444
Operating Income	1,151	12,455
Equity in Net Income (Loss) of Equity method investments	(74)	79
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	124,295	(3)
Income from Discontinued Operations before Income Taxes	125,372	12,531
Provision for Income Taxes	35,830	3,960
Net Income from Discontinued Operations	89,542	8,571
Finance Revenues
Revenues:
Disposal Group, Including Discontinued Operation, Revenue	27,634	39,641
Gains (Losses) on Investment Securities and Dividends
Revenues:
Disposal Group, Including Discontinued Operation, Revenue	0	(3,975)
Services income
Revenues:
Disposal Group, Including Discontinued Operation, Revenue	¥ 831	¥ 1,233